Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												7 Months Ended	9 Months Ended	12 Months Ended						6 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jul. 22, 2013	Sep. 30, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013
Segment Reporting
Total operating revenues	$ 192	[1]	$ 184	[1]	$ 173	[1]	$ 140	$ 118		$ 126	$ 82	$ 53		$ 379	$ 689		$ 379	[2]	$ 175	[2]
Cost of operations															239		144		114
Depreciation and amortization															166		61	[2]	25	[2]
Operating income	70	[1]	84	[1]	64	[1]	54	54		63	38	12		167	272		167	[2]	29	[2]
Equity in earnings of unconsolidated affiliates															27		22	[2]	19	[2]
Other Nonoperating Income (Expense)															3		3	[2]	2	[2]
Interest Expense															(186)		(52)	[2]	(28)	[2]
Income Before Income Taxes															116	[3]	140	[2],[4]	22	[2],[4]
Income tax expense															4	[3]	8	[2],[4]	10	[2],[4]
Net Income	5	[1]	40	[1]	41	[1]	26	37		49	35	11	54	132	112		132	[2]	12	[2]
Equity investments in affiliates	227							227	[2]						227		227	[2]			227	[2]
Capital Expenditures	12	[5]						213	[6]						12	[5]	213	[6]			213	[6]
Total Assets	6,965							3,238	[2]						6,965		3,238	[2]			3,238	[2]
Conventional Generation
Segment Reporting
Total operating revenues															317		138		0
Cost of operations															55		23		2
Depreciation and amortization															82		20		0
Operating income															180		95		(2)
Equity in earnings of unconsolidated affiliates															14		16		15
Other Nonoperating Income (Expense)															0		1		1
Interest Expense															(53)		(25)		0
Income Before Income Taxes															141		87		14
Income tax expense															0		0		0
Net Income															141		87		14
Equity investments in affiliates	114							118							114		118				118
Total Assets	2,194							1,584							2,194		1,584				1,584
Renewables
Segment Reporting
Total operating revenues															177		89		33
Cost of operations															45		11		9
Depreciation and amortization															66		26		10
Operating income															66		52		14
Equity in earnings of unconsolidated affiliates															13		6		4
Other Nonoperating Income (Expense)															2		2		1
Interest Expense															(96)		(20)		(20)
Income Before Income Taxes															(15)		40		(1)
Income tax expense															0		0		0
Net Income															(15)		40		(1)
Equity investments in affiliates	113							109							113		109				109
Capital Expenditures	(1)	[5]						30	[6]						(1)	[5]	30	[6]			30	[6]
Total Assets	3,856							1,046							3,856		1,046				1,046
Thermal
Segment Reporting
Total operating revenues															195		152		142
Cost of operations															139		110		103
Depreciation and amortization															18		15		15
Operating income															38		27		24
Equity in earnings of unconsolidated affiliates															0		0		0
Other Nonoperating Income (Expense)															0		0		0
Interest Expense															(7)		(7)		(8)
Income Before Income Taxes															31		20		16
Income tax expense															0		0		0
Net Income															31		20		16
Equity investments in affiliates	0							0							0		0				0
Capital Expenditures	7	[5]						15	[6]						7	[5]	15	[6]			15	[6]
Total Assets	437							436							437		436				436
Corporate
Segment Reporting
Total operating revenues															0		0		0
Cost of operations															0		0		0
Depreciation and amortization															0		0		0
Operating income															(12)		(7)		(7)
Equity in earnings of unconsolidated affiliates															0		0		0
Other Nonoperating Income (Expense)															1		0		0
Interest Expense															(30)		0		0
Income Before Income Taxes															(41)		(7)		(7)
Income tax expense															4		8		10
Net Income															(45)		(15)		(17)
Equity investments in affiliates	0							0							0		0				0
Capital Expenditures	0	[5]						0	[6]						0	[5]	0	[6]			0	[6]
Total Assets	478							172							478		172				172
Affiliated Entity [Member]
Segment Reporting
General and administrative — affiliate															8		7	[2]	7	[2]	3
Business Combination, Acquisition Related Costs															4
Affiliated Entity [Member] | Conventional Generation
Segment Reporting
General and administrative — affiliate															0		0		0
Business Combination, Acquisition Related Costs															0
Capital Expenditures	6	[5]						168	[6]						6	[5]	168	[6]			168	[6]
Affiliated Entity [Member] | Renewables
Segment Reporting
General and administrative — affiliate															0		0		0
Business Combination, Acquisition Related Costs															0
Affiliated Entity [Member] | Thermal
Segment Reporting
General and administrative — affiliate															0		0		0
Business Combination, Acquisition Related Costs															0
Affiliated Entity [Member] | Corporate
Segment Reporting
General and administrative — affiliate															8		7		7
Business Combination, Acquisition Related Costs															$ 4
Southern California Edison [Member] | Conventional Generation
Segment Reporting
Customer's Percentage of Total Revenue															28.00%		15.00%
Southern California Edison [Member] | Renewables
Segment Reporting
Customer's Percentage of Total Revenue															9.00%		4.00%
PG&E [Member] | Conventional Generation
Segment Reporting
Customer's Percentage of Total Revenue															18.00%		22.00%
PG&E [Member] | Renewables
Segment Reporting
Customer's Percentage of Total Revenue															4.00%		7.00%

[1]	The Company's unaudited quarterly financial data was recast for the effect of the EME-NYLD-Eligible Assets, from the date the entities were under common control or April 1, 2014.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	(a) - Represents 34.5% ownership for the period July 22, 2013 through December 31, 2013
[4]	(b) - Represents pro forma tax provision for NRG Yield LLC
[5]	cludes accruals
[6]	(a) Includes accruals